Advances to suppliers net (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Advances to suppliers net
Advances for raw materials purchase	$ 30,646,304	$ 39,098,283
Less: allowance for doubtful accounts	(1,402,103)	(54,217)
Total	$ 29,244,201	$ 39,044,066